Taxation - Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Provision [Abstract]
Current income tax expense
Deferred income tax expense
Total income tax expense